Subsequent Events (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended
	Apr. 08, 2020	Apr. 03, 2020	Apr. 03, 2020	Sep. 18, 2019	Sep. 09, 2019	Sep. 04, 2019	Jul. 19, 2019	Jul. 10, 2019	Dec. 27, 2018	Apr. 30, 2020	May 31, 2019	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 10, 2019
Issuance of common stock							20,000									17,343,368
Sale of stock price per share							$ 1.99
Number of common stock for services, value												$ 21,000	$ 39,800	$ 100,000	$ 69,000		$ 169,000	$ 130,000
Additional paid in capital												$ 48,879,086				$ 48,879,086	$ 45,713,322	$ 38,214,213
Warrants to purchase common stock																			1,000,000
Warrant purchase price per unit																			$ 2.00
Restricted common stock issued											78,000
Warrant exercise price
Subsequent Event [Member]
Stock issued for the services, shares							20,000
Debt conversion shares				45,547	13,360	36,049		20,454		26,648,787
Debt conversion price per share				$ 0.45	$ 0.63	$ 0.63		$ 0.91		$ 0.009
Debt principal amount										$ 210,371
Debt interest										16,638
Conversion fees										3,750
Additional paid in capital										$ 133,965
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Beneficial Ownership Limitation [Member]
Issuance of common stock			11,250,000
Warrants to purchase common stock		10,445,482	10,445,482
Ownership equity percentage		4.99%	4.99%
Restricted common stock issued			804,518
Warrant exercise price			$ 0.001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Warrant [Member]
Warrants to purchase common stock		63,750,000	63,750,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series C Warrant [Member]
Warrants to purchase common stock		63,750,000	63,750,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A, B and C Warrant [Member]
Warrant aggregate purchase price		$ 450,000	$ 450,000
Warrant purchase price per unit		$ 0.06	$ 0.06
Subsequent Event [Member] | Minimum [Member]
Debt conversion price per share										$ 0.005
Subsequent Event [Member] | Maximum [Member]
Debt conversion price per share										$ 0.014
Consultant [Member]
Stock issued for the services, shares									4,000
Sale of stock price per share									$ 10.00
Number of common stock for services, value									$ 39,000
Consultant [Member] | Subsequent Event [Member]
Stock issued for the services, shares	1,151,682
Issuance of common stock	1,151,682
Sale of stock price per share	$ 0.02
Number of common stock for services, value	$ 23,955
Investor [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Issuance of common stock			7,500,000
Common stock purchased description			On April 3, 2020, the Company closed on a transaction related to a Securities Purchase Agreement (the "Securities Purchase Agreement") entered into on March 30, 2020, whereby an investor (the "Investor") purchased from the Company, 7,500,000 units (the "Units"), each consisting of (i) 1.5 shares of the Company's common stock (the "Common Stock"), or pre-funded warrants (the "Prefunded Warrants") and (ii) 1.5 warrants to purchase one share of Common Stock ("Series A Warrants", and collectively with the Common Stock the "Units").
Investor [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Warrant [Member]
Issuance of common stock			3,750,000
Warrant purchase price per unit		0.04	$ 0.04
Warrants exercisable and expire, description			The Series B Warrants have a cash exercise price of $0.04 per share and expire in 3 years.
Warrant description			Commencing on the 90th day following the effective date, the Company may reduce the number of Warrant Shares issuable upon exercise thereof by 37,500,000 upon 10 Trading Days' prior written notice to the Holder provided that the Company issues to the Holder 3,750,000 shares of Common Stock (or, at the election of the Holder, an equivalent number of pre-funded warrants) and Series A Warrants to purchase up to 3,750,000 shares of Common Stock, which shares shall be issued pursuant to a registration statement without restrictions on resale.
Investor [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series C Warrant [Member]
Warrant purchase price per unit		$ 0.20	$ 0.20
Warrants exercisable and expire, description		Subject to adjustment as provided therein and expire in 3 years.
Investor [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Warrant [Member]
Warrant purchase price per unit		$ 0.20	$ 0.20
Warrants exercisable and expire, description			The Series A Warrants have a cash exercise price of $0.20 per share and are immediately exercisable and expire in 3 years.
Warrant description			The Series A Warrants contain a provision for a cashless conversion at the Holder's option should the trading price of the Common Stock fall below $0.20 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the "Alternate Cashless Exercise").
Investor [Member] | Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Series B Warrant [Member]
Warrants to purchase common stock		63,750,000	63,750,000
Investor [Member] | Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Series C Warrant [Member]
Warrants to purchase common stock		63,750,000	63,750,000
Investor [Member] | Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Series A Warrant [Member]
Warrants to purchase common stock		11,250,000	11,250,000